SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 002-84776)
	UNDER THE SECURITIES ACT OF 1933	[X]
	Pre-Effective Amendment No.	[ ]
	Post-Effective Amendment No. 116	[X]
and
REGISTRATION STATEMENT (No. 811-03785)
	UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	Amendment No. 116	[X]

Fidelity Advisor Series I
(Exact Name of Registrant as Specified in Charter)

82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number: 617-563-7000

Scott C. Goebel, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective
( )	immediately upon filing pursuant to paragraph (b).
( )	on ( ) pursuant to paragraph (b) at 5:30 p.m. Eastern Time.
( )	60 days after filing pursuant to paragraph (a)(1) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(1) of Rule 485 at 5:30 p.m. Eastern Time.
( )	75 days after filing pursuant to paragraph (a)(2) at 5:30 p.m. Eastern Time.
( )	on ( ) pursuant to paragraph (a)(2) of Rule 485 at 5:30 p.m. Eastern Time.

If appropriate, check the following box:
(X)	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to designate a new effective date, February 25, 2012, for the Post-Effective Amendment previously filed on November 14, 2011, for the fund. The Post-Effective Amendments filed on November 14, 2011 and January 26, 2012, for the other funds in the trust are not affected by this request. The Prospectus and Statement of Additional Information (SAI) for the fund are identical to those filed in Post-Effective Amendment No. 109, the Part C is identical to the Part C filed in Post-Effective Amendment No. 115, and the Prospectus, SAI, and Part C are incorporated herein in their entirety by reference to those prevously filed Post-Effective Amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 116 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 27th day of January 2012.

Fidelity Advisor Series I
	By	/s/Kenneth B. Robins
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Kenneth B. Robins, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Kenneth B. Robins		President and Treasurer	January 27, 2012
Kenneth B. Robins		(Principal Executive Officer)

/s/Christine Reynolds		Chief Financial Officer	January 27, 2012
Christine Reynolds		(Principal Financial Officer)

/s/James C. Curvey	*	Trustee	January 27, 2012
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	January 27, 2012
Dennis J. Dirks

/s/Alan J. Lacy	*	Trustee	January 27, 2012
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	January 27, 2012
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	January 27, 2012
Joseph Mauriello

/s/Ronald P. O'Hanley	*	Trustee	January 27, 2012
Ronald P. O'Hanley

/s/Robert W. Selander	*	Trustee	January 27, 2012
Robert W. Selander

/s/Cornelia M. Small	*	Trustee	January 27, 2012
Cornelia M. Small

/s/William S. Stavropoulos	*	Trustee	January 27, 2012
William S. Stavropoulos

/s/David M. Thomas	*	Trustee	January 27, 2012
David M. Thomas

/s/Michael E. Wiley	*	Trustee	January 27, 2012
Michael E. Wiley
*	By:	/s/Joseph R. Fleming
Joseph R. Fleming, pursuant to a power of attorney dated December 1, 2011 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company ("FMR") or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the "Funds"), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O'Hanlon, Robert W. Helm and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after December 1, 2011.

WITNESS our hands on this first day of December 1, 2011.

/s/James C. Curvey	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	/s/Robert W. Selander
James C. Curvey		Robert W. Selander
/s/Ronald P. O'Hanley		/s/Cornelia M. Small
Ronald P. O'Hanley		Cornelia M. Small
/s/Dennis J. Dirks		/s/William S. Stavropoulos
Dennis J. Dirks		William S. Stavropoulos
/s/Alan J. Lacy		/s/David M. Thomas
Alan J. Lacy		David M. Thomas
/s/Ned C. Lautenbach		/s/Michael E. Wiley
Ned C. Lautenbach		Michael E. Wiley
/s/Joseph Mauriello
Joseph Mauriello